Basis of Presentation and Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Basis Of Presentation And Significant Accounting Policies Tables
Stock-Based Compensation

The reconciliation of the denominators used to calculate basic EPS and diluted EPS for the three months ended March 31, 2018 and 2017 are as follows:

	For the Three Months Ended
	March 31,
	2018	2017
Weighted average common shares outstanding – basic	718,803,900	401,283,532
Plus: Potentially dilutive common shares:
Stock options and warrants	2,992,500	-
Weighted average common shares outstanding – diluted	721,796,400	401,283,532

	December 31,	December 31,
	2017	2016

Common stock issued for services	$84,600	$70,621
Warrants issued for services, related parties	102,364	25,030
Warrants issued for services	9,617	14,739
Common stock issued for services on terminated offering	586,823	-
Total stock based compensation	$783,404	$110,390